Fees Summary	12 Months Ended
Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 647,250,000
Total Fee Amount	89,385.23
Total Offset Amount	0
Net Fee	$ 89,385.23
Offset Table N/A	N/A